Summary of Significant Accounting Policies - Capitalized Software Cost and Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Capitalized Software Costs
Useful life	3 years
Goodwill impairment	$ 0.0	$ 0.0	$ 0.0
Number of reporting unit for goodwill impairment test | item	1
Minimum
Capitalized Software Costs
Useful life	3 years
Maximum
Capitalized Software Costs
Useful life	4 years
Capitalized internal-use software
Capitalized Software Costs
Amount capitalized	$ 10.5	$ 6.3	$ 3.4